Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

As one of the critical elements of our overall corporate risk management approach, the information security program is focused on the following key areas:

●	Governance: As discussed in more detail under the heading “Governance,” our board of directors’ oversight of cybersecurity risk management is supported by our Executive Committee which consists of eight members. The Executive Committee is also supported by our Governance Bureau, which consists of our Chief Executive Officer, Chief Operating Officer, and the Director of Internal Audit, and regularly invites the Chief Information Security Officer and other members executive management to closely follow up on open cybersecurity risks.
●	Defense in depth: We have implemented a comprehensive, cross-functional approach to identifying, preventing, and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
●	Technical Safeguards: We deploy technical safeguards that are designed to protect our information systems and online environments from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Incident Response and Recovery Planning: We have established and we maintain incident response procedures and recovery plans to ensure our ability to timely respond to and recover from a cybersecurity incident. These procedures and plans are tested and evaluated on a regular basis. Cybersecurity incidents are assessed and handled according to risk-based priority levels.
●	Third Party Risk Management: We maintain a comprehensive risk-based approach to identifying and overseeing cybersecurity risks presented by third parties, including vendors, service providers, and third-party systems that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.
●	Education and Awareness: Materialise provides continual training and awareness for personnel regarding cybersecurity threats to equip personnel with effective tools to address those threats, and to communicate evolving information security policies, standards, processes, and practices.

We engage in the periodic assessment and testing of policies, implemented standards, processes, and practices that are designed to address cybersecurity threats and incidents. These efforts include a wide range of activities, including internal audits, assessments, vulnerability scanning, security testing and disaster recovery exercises focused on evaluating the effectiveness of our cybersecurity measures and planning. We regularly engage third parties to perform assessments on our cybersecurity measures, including phishing simulations, security penetration testing, and external compliance audits. The results of such assessments, audits, and reviews are handled according to our internal nonconformity and risk management processes and reported to the Executive Committee or Governance Bureau. We continually improve our cybersecurity policies, standards, processes, and practices as necessary based on the information provided by these assessments, audits, and reviews.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	As one of the critical elements of our overall corporate risk management approach
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Executive Committee, in coordination with the Governance Bureau, oversees the corporate management system, which includes information security management
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Executive Committee, in coordination with the Governance Bureau
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Twice a year, the Executive Committee receives an update from the relevant members of senior management as part of the corporate management review, including recent developments of relevant cybersecurity risks, evolving standards, the threat environment, technological trends and information security considerations arising with respect to Materialise’s customers and peers
Cybersecurity Risk Role of Management [Text Block]	the CISO, in coordination with the Governance Bureau and Executive Committee, works collaboratively across the company to implement a program designed to protect Materialise’s information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with established incident response and recovery plans
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	CISO
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CISO has served in various roles in product security and information security management for over 15 years. The CISO holds undergraduate and graduate degrees in computer science and has a Ph.D. in secure software engineering
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Through ongoing communications with these teams, the CISO monitors the prevention, detection, mitigation, and remediation of cybersecurity threats and incidents
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true